Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	Gallery Trust
Central Index Key	dei_EntityCentralIndexKey	0001651872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2018
Prospectus Date	rr_ProspectusDate	Sep. 24, 2018
MONDRIAN EMERGING MARKETS EQUITY FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mondrian Emerging Markets Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its fiscal year ended March 31, 2018, the portfolio turnover rate of the Predecessor Fund was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Accordingly, the Fund’s Other Expenses are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in the Adviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the Adviser. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of emerging markets issuers. This 80% investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities do not include convertible securities that are not immediately convertible into equity securities.

Normally, the Fund will invest primarily in common stocks. The Fund may also invest in convertible securities and exchange-traded funds (“ETFs”). The Fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The Adviser currently generally defines companies with large market capitalizations as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by the Adviser. Typically, the Fund invests in securities of approximately 40-60 companies.

The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

The Fund may invest in derivative instruments, principally futures contracts and forward contracts. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks.

The Fund considers an “emerging market country” to be any country except the United States, Canada, and those in the MSCI EAFE Index. The Adviser considers an emerging market country security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) the company’s principal securities trading market is in an emerging market country; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging market countries; (3) the company has 50% of more of its assets located in an emerging market country; (4) the company is organized under the laws of, and has a principal office in, an emerging market country; or (5) the Adviser otherwise believes that the company is exposed to the economic activities and risks of an emerging market country.

The Adviser’s approach in selecting investments for the Fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the Fund, the Adviser identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. The Adviser conducts fundamental research on a global basis in order to identify securities that, in the Adviser’s opinion, have the potential for long-term total return. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends, and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. The Adviser’s general management strategy emphasizes long-term holding of securities, although securities may be sold in the Adviser’s discretion without regard to the length of time that they have been held.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and increase the likelihood of capital gain distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Exchange-Traded Funds Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk – The Fund’s use of forward contracts and futures contracts is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.mondrian.com/mutualfunds or by calling toll-free to 888-832-4386.

As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund. The performance figures have not been adjusted to reflect the Fund’s expenses. The Fund’s expenses are different than those of the Predecessor Fund. If the Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance would have been different for a given period depending on the expenses incurred by the Predecessor Fund for that period.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-832-4386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mondrian.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
30.77%	(24.85)%
(June 30, 2009)	(December 31, 2008)

The performance information shown above is based on a calendar year. The Predecessor Fund’s performance from 1/1/2018 to 6/30/2018 was (9.36)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MONDRIAN EMERGING MARKETS EQUITY FUND | MONDRIAN EMERGING MARKETS EQUITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEMNX
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.92%
One Year	rr_ExpenseExampleYear01	$ 94
Three Years	rr_ExpenseExampleYear03	298
Five Years	rr_ExpenseExampleYear05	530
Ten Years	rr_ExpenseExampleYear10	$ 1,197
Annual Return 2008	rr_AnnualReturn2008	(43.99%)
Annual Return 2009	rr_AnnualReturn2009	67.52%
Annual Return 2010	rr_AnnualReturn2010	12.04%
Annual Return 2011	rr_AnnualReturn2011	(12.29%)
Annual Return 2012	rr_AnnualReturn2012	20.51%
Annual Return 2013	rr_AnnualReturn2013	(10.13%)
Annual Return 2014	rr_AnnualReturn2014	(1.51%)
Annual Return 2015	rr_AnnualReturn2015	(19.36%)
Annual Return 2016	rr_AnnualReturn2016	8.27%
Annual Return 2017	rr_AnnualReturn2017	26.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance information shown above is based on a calendar year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.85%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
10 Years	rr_AverageAnnualReturnYear10	0.86%
MONDRIAN EMERGING MARKETS EQUITY FUND | After Taxes on Distributions | MONDRIAN EMERGING MARKETS EQUITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
MONDRIAN EMERGING MARKETS EQUITY FUND | After Taxes on Distributions and Sales | MONDRIAN EMERGING MARKETS EQUITY FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	15.88%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	0.83%
MONDRIAN EMERGING MARKETS EQUITY FUND | MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
1 Year	rr_AverageAnnualReturnYear01	37.28%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	1.68%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mondrian International Government Fixed Income Fund (the “Fund”) seeks long-term total return consistent with its value-oriented investment approach.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its fiscal year ended March 31, 2018, the portfolio turnover rate of the Predecessor Fund was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Accordingly, the Fund’s Other Expenses are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an international fund that invests primarily in fixed income securities of foreign governments or other issuers that are organized, have a majority of their assets or derive most of their operating income outside of the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by governments, government agencies or instrumentalities including government-sponsored entities and supra-national entities. This 80% investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. Under normal circumstances, the Fund will also invest in at least three countries.

The Fund will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of governments, their agencies, instrumentalities or political subdivisions, and companies. They will generally be rated, at the time of investment, BBB or better by S&P or Moody’s or, if unrated, are deemed to be of comparable quality by the Adviser. The Fund may invest up to 5% of its assets (determined at time of purchase) in fixed-income securities rated below investment grade (sometimes called junk bonds), including government securities. The Fund may invest up to 20% of its net assets (determined at time of purchase) in corporate debt securities. The Fund may invest in fixed income securities of any maturity or duration.

The Fund may invest up to 5% of its assets (determined at time of purchase) in emerging markets. The Fund considers an “emerging market country” to be any country that is not included in the FTSE Non-U.S. Dollar World Government Bond Index and that is defined as an emerging or developing economy by the International Monetary Fund.

The Fund may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. The Fund also may invest in securities issued by the U.S. government or its agencies and instrumentalities such as Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”).

The Fund may invest in securities issued in any currency and may hold foreign currency. The Fund may actively carry on hedging activities, and may utilize a wide range of derivative instruments, including options, futures contracts and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolio securities. This hedging may be in the form of cross hedging. Hedging and cross hedging may be used to identify value opportunities in the currency markets.

The Fund may invest in derivative instruments, principally futures contracts, forward contracts and options. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks.

The Adviser’s approach in selecting investments for the Fund is oriented to country selection and is value driven. In selecting fixed income instruments for the Fund, the Adviser identifies those countries’ fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. The Adviser conducts extensive fundamental research on a global basis, and it is through this effort that fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today’s yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield the higher the relative allocation and conversely the lower the prospective real yield the lower the allocation, or even a zero allocation.

The Fund is considered “non-diversified”, which means that it may invest in the securities of relatively few issuers.

The Fund may buy and sell portfolio securities actively. As a result, the Fund’s portfolio turnover rate and transaction costs will rise, which may lower Fund performance and increase the likelihood of capital gain distributions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Zero-Coupon Bond Risk – The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon bond accrue a portion of the discount at which the bond was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign Government Agencies Risk – Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Supranational Entities Risk – Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Foreign Securities Risk – Investing in foreign securities poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk – The Fund’s use of forward contracts, futures contracts and options is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Non-Diversification Risk – The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Turnover Risk – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Large Purchase and Redemption Risk – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.mondrian.com/mutualfunds or by calling toll-free to 888-832-4386.

As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund. The performance figures have not been adjusted to reflect the Fund’s expenses. The Fund’s expenses are different than those of the Predecessor Fund. If the Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance would have been different for a given period depending on the expenses incurred by the Predecessor Fund for that period.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-832-4386
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.mondrian.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
11.42%	(11.17)%
(March 31, 2008)	(December 31, 2016)

The performance information shown above is based on a calendar year. The Predecessor Fund’s performance from 1/1/2018 to 6/30/2018 was 0.10%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund’s average annual total returns for the periods ended December 31, 2017 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND | MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LIFNX
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.60%
One Year	rr_ExpenseExampleYear01	$ 61
Three Years	rr_ExpenseExampleYear03	209
Five Years	rr_ExpenseExampleYear05	410
Ten Years	rr_ExpenseExampleYear10	$ 991
Annual Return 2008	rr_AnnualReturn2008	10.83%
Annual Return 2009	rr_AnnualReturn2009	7.62%
Annual Return 2010	rr_AnnualReturn2010	6.54%
Annual Return 2011	rr_AnnualReturn2011	3.21%
Annual Return 2012	rr_AnnualReturn2012	1.86%
Annual Return 2013	rr_AnnualReturn2013	(7.56%)
Annual Return 2014	rr_AnnualReturn2014	(3.41%)
Annual Return 2015	rr_AnnualReturn2015	(5.49%)
Annual Return 2016	rr_AnnualReturn2016	0.05%
Annual Return 2017	rr_AnnualReturn2017	10.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	performance information shown above is based on a calendar year
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	2.23%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND | After Taxes on Distributions | MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	(1.74%)
10 Years	rr_AverageAnnualReturnYear10	1.50%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND | After Taxes on Distributions and Sales | MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.95%
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
10 Years	rr_AverageAnnualReturnYear10	1.55%
MONDRIAN INTERNATIONAL GOVERNMENT FIXED INCOME FUND | FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	2.44%

[1]	The Fund operated as the Laudus Mondrian Emerging Markets Fund (the "Predecessor Fund"), a series of Laudus Trust, prior to the Fund's acquisition of the assets and assumption of the liabilities of the Predecessor Fund on September 24, 2018 (the "Reorganization"). Accordingly, the Fund's Other Expenses are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization.
[2]	Mondrian Investment Partners Limited (the "Adviser" or "Mondrian") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses) from exceeding 0.92% of the Fund's average daily net assets until February 28, 2021. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of Gallery Trust (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.
[3]	The Fund operated as the Laudus Mondrian International Government Fixed Income Fund (the "Predecessor Fund"), a series of Laudus Trust, prior to the Fund's acquisition of the assets and assumption of the liabilities of the Predecessor Fund on September 24, 2018 (the "Reorganization"). Accordingly, the Fund's Other Expenses are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization.
[4]	Mondrian Investment Partners Limited (the "Adviser" or "Mondrian") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses) from exceeding 0.60% of the Fund's average daily net assets until February 28, 2021. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of Gallery Trust (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.